Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Operating Segments [Abstract]
Operating Segments
Note 8. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended September 30,
	2013	2012
Revenues, Principally from Grants
Vaccines/BioDefense	$264,920	$862,919
BioTherapeutics	47,571	68,708
Total	$312,491	$931,627

Loss from Operations
Vaccines/BioDefense	$(419,929)	$19,190
BioTherapeutics	(1,080,436)	(155,713)
Corporate	(360,297)	(623,693)
Total	$(1,860,662)	$(760,216)

Amortization and Depreciation Expense
Vaccines/BioDefense	$28,316	$31,357
BioTherapeutics	29,233	32,180
Corporate	551	495
Total	$58,100	$64,032

Other Income /(Expense), Net
Corporate	$(4,699,194)	$1,250

Stock-Based Compensation
Vaccines/BioDefense	$39,493	$29,103
BioTherapeutics	158,142	(49,275)
Corporate	209,256	167,944
Total	$406,891	$147,772

	Nine Months Ended September 30,
	2013	2012
Revenues, Principally from Grants
Vaccines/BioDefense	$1,683,265	$2,170,761
BioTherapeutics	161,858	171,135
Total	$1,845,123	$2,341,896

Income (Loss) from Operations
Vaccines/BioDefense	$(1,983,396)	$(111,319)
BioTherapeutics	(2,068,703)	(1,363,572)
Corporate	(1,652,344)	(1,707,992)
Total	$(5,704,443)	$(3,182,883)
Amortization and Depreciation Expense
Vaccines/BioDefense	$83,951	$84,308
BioTherapeutics	86,303	86,913
Corporate	1,412	1,564
Total	$171,666	$172,785

Other Income /(Expense), Net
Corporate	$(5,347,984)	$5,284

Stock-Based Compensation
Vaccines/BioDefense	$61,742	$33,363
BioTherapeutics	205,083	63,339
Corporate	304,346	286,072
Total	$571,171	$382,774

	As of September 30, 2013	As of December 31, 2012

Identifiable Assets
Vaccines/BioDefense	$442,407	$628,494
BioTherapeutics	411,847	566,111
Corporate	6,795,793	3,510,499
Total	$7,650,047	$4,705,104

Note 9. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Year Ended December 31,
	2012	2011
Revenues
Vaccines/BioDefense	$2,919,677	$2,010,234
BioTherapeutics 1	224,943	5,652,588
Total	$3,144,620	$7,662,822

Loss from Operations
Vaccines/BioDefense	$(33,636)	$(154,395)
BioTherapeutics	(2,203,721)	(1,278,156)
Corporate	(2,453,311)	(1,527,644)
Total	$(4,690,668)	$(2,960,195)

Amortization and Depreciation Expense
Vaccines/BioDefense	$38,589	$42,640
BioTherapeutics	190,003	181,213
Corporate	2,038	2,174
Total	$230,630	$226,027

Interest Income
Corporate	$6,202	$7,444

Stock-Based Compensation
Vaccines/BioDefense	$44,484	$78,622
BioTherapeutics	84,020	426,666
Corporate	333,666	210,517
Total	$462,170	$715,805

	As of December 31,
	2012	2011
Identifiable Assets
Vaccines/BioDefense	$628,494	$689,266
BioTherapeutics	566,111	753,767
Corporate	3,510,499	6,780,625
Total	$4,705,104	$8,223,658

1	BioTherapeutics revenues for 2011 includes the receipt of a $5 million licensing fee from Sigma-Tau in July 2011.